Consolidated Statements Of Operations (USD $) In Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Operations
Net sales	$ 2,412.1	$ 2,223.3	$ 4,541.7	$ 4,157.4	$ 8,801.2	$ 7,162.6	$ 8,071.2
Cost of sales	2,010.3	1,863.4	3,788.4	3,491.7	7,410.4	6,029.7	6,710.2
Gross profit	401.8	359.9	753.3	665.7	1,390.8	1,132.9	1,361.0
Selling and administrative expenses	244.4	239.6	474.8	454.0	932.1	821.1	894.8
Advertising expense	29.2	24.7	58.6	44.8	106.0	101.9	141.3
Goodwill impairment						241.8	1,712.0
Income (loss) from operations	128.2	95.6	219.9	166.9	352.7	(31.9)	(1,387.1)
Interest expense, net	(65.7)	(106.4)	(157.8)	(183.5)	(391.9)	(431.7)	(390.3)
Net (loss) gain on extinguishments of long-term debt	(115.7)		(118.9)	9.2	2.0
Other (expense) income, net		(0.1)	0.5	0.1	0.2	2.4	0.2
Loss before income taxes	(53.2)	(10.9)	(56.3)	(7.3)	(37.0)	(461.2)	(1,777.2)
Income tax benefit	18.4	3.9	17.3	2.5	7.8	87.8	12.1
Net loss	$ (34.8)	$ (7.0)	$ (39.0)	$ (4.8)	$ (29.2)	$ (373.4)	$ (1,765.1)